9. COMMON STOCK (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Beginning Balance	14,400,500	9,223,000	9,135,500
Granted	2,815,000	7,560,000	1,882,000
Expired	(2,811,500)	(2,379,500)	(1,177,500)
Forfeited	(625,000)	(3,000)	(617,000)
Ending Balance	13,779,000	14,400,500	9,223,000
Weighted Average Exercise Price
Beginning Balance	$ 1.22	$ 1.98	$ 2.16
Granted	$ 0.21	$ 0.47	$ 1.22
Expired	$ 1.99	$ 1.80	$ 2.14
Forfeited	$ 1.43	$ 1.25	$ 2.05
Ending Balance	$ 0.85	$ 1.22	$ 1.98